Lease Arrangements	12 Months Ended
Dec. 31, 2019
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Lease Arrangements
16.	LEASE ARRANGEMENTS
2017 and 2018
The Company’s major operating leases are arrangements on several parcels of land, machinery and equipment and office premises.
The Company expensed the lease payments as follows:

	Years Ended December 31
	2017	2018
	NT$	NT$
	(In Millions)	(In Millions)
Minimum lease payments	$2,178.1	$4,243.1

Future minimum lease payments under the above
non-cancellable
operating leases are as follows:

December 31, 2018
NT$
(In Millions)
Not later than 1 year	$5,824.1
Later than 1 year and not later than 5 years	5,834.9
Later than 5 years	9,190.6

$20,849.6

2019

a.	Right-of-use assets

December 31, 2019
NT$
(In Millions)
Carrying amounts

Land	$14,064.0
Buildings	2,351.8
Machinery and equipment	775.8
Office equipment	40.8

$17,232.4

Year Ended December 31, 2019
NT$
(In Millions)

Additions to right-of-use assets	$1,033.0

Year Ended December 31, 2019
NT$
(In Millions)
Depreciation of right-of-use assets
Land	$957.1
Buildings	458.8
Machinery and equipment	1,184.4
Office equipment	22.4

$2,622.7

Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	$55.0

b.	Lease liabilities

December 31, 2019
NT$
(In Millions)
Carrying amounts
Current portion (classified under accrued expenses and other current liabilities)	$2,275.1
Noncurrent portion	15,041.8

$17,316.9

Ranges of discount rates for lease liabilities are as follows:

December 31, 2019
Land	0.67%-2.14%
Buildings	0.67%-3.88%
Machinery and equipment	3.24%
Office equipment	0.64%-3.88%

c.	Material terms of right-of-use assets
The Company leases land and buildings mainly for the use of plants and offices with lease terms of 1 to 36 years. The lease contracts for land located in the R.O.C. specify that lease payments will be adjusted every 2 years on the basis of changes in announced land value prices. The Company does not have purchase options to acquire the leasehold land and buildings at the end of the lease terms.
The Company leases machinery and equipment for use in operation with lease terms of 2 years. The Company has purchase options to acquire leasehold machinery and equipment at the end of the lease terms.

d.	Subleases of right-of-use assets
The Company subleases its
right-of-use
assets for buildings under operating leases with lease terms of 1 to 5 years.
The maturity analysis of lease payments receivable under operating subleases is as follows:

December 31, 2019
NT$
(In Millions)
Year 1	$58.6
Year 2	1.9

$60.5

e.	Other lease information

Year Ended December 31, 2019
NT$
(In Millions)
Expenses relating to short-term leases	$5,007.1

Expenses relating to low-value asset leases	$0.5

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$195.1

Year Ended December 31, 2019
NT$
(In Millions)
Total cash outflow for leases	$7,724.4